PROVISION FOR LITIGATION - Possible losses (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Contingent liabilities
Contingent liabilities-possible losses	R$ 35,076,300	R$ 54,717,079
Contingent liabilities-possible losses	20,421,210	15,772,628
Contingent liabilities-possible losses	55,497,510	70,489,707
Labor
Contingent liabilities
Contingent liabilities-possible losses	5,145,030	3,813,708
Contingent liabilities-possible losses	265,154	284,390
Contingent liabilities-possible losses	5,410,184	4,098,098
Tax
Contingent liabilities
Contingent liabilities-possible losses	11,339,924	12,213,802
Contingent liabilities-possible losses	119,754	1,321,348
Contingent liabilities-possible losses	11,459,678	13,535,150
Civil
Contingent liabilities
Contingent liabilities-possible losses	18,591,346	38,689,569
Contingent liabilities-possible losses	20,036,302	14,166,890
Contingent liabilities-possible losses	R$ 38,627,648	R$ 52,856,459